SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 17:-    SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses and others, net:

	Year ended December 31,
	2017	2018	2019

Financial income:
Interest on deposits	$126	$111	$111
Foreign currency translation differences and derivatives (*)	2,522	3,981	190

	2,648	4,092	301
Financial expenses:
Bank charges and interest on loans	(4,830)	(4,597)	(3,787)
Foreign currency translation differences and derivatives	(3,707)	(5,844)	(2,627)
Others	-	-	(408)

	(8,537)	(10,441)	(6,822)

	$(5,889)	$(6,349)	$(6,521)

(*)          During 2018 the Company recorded $ 969 income upon collection of trade receivables balances from customer in Venezuela at a rate which was higher than the rate it could collect these receivables previously.

b.	Net income (loss) per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2017	2018	2019
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$15,560	$23,046	$(2,344)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary shares	77,916,912	78,579,013	80,296,581

Effect of dilutive securities:
Employee stock options and RSU	2,025,441	2,442,514	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	79,942,353	81,021,527	80,296,581